Related Party Transactions - Summary of Financial Investments in Securities of Related Parties, in the Investment Fund (Detail) - Related parties [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Number Of Investments	8	21	12
ETAU [member]
Investment [Line Items]
Type	Debentures	Debentures	Debentures
Annual contractual conditions	108.00% of CDI	108.00% of CDI	108.00% of CDI
Maturity	Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019
Number Of Investments	5	7	8
Light [member]
Investment [Line Items]
Type	Promissory Note	Promissory Note
Annual contractual conditions	CDI + 3.50%	CDI + 3.50%
Maturity	Jan. 22, 2019	Jan. 22, 2019
Number Of Investments	3	14
Axxiom [member]
Investment [Line Items]
Type			Debentures
Annual contractual conditions			109.00% of CDI Rate
Maturity			Jan. 29, 2017
Number Of Investments			4
Cemig [member]
Investment [Line Items]
Number Of Investments	1	1	2
Cemig [member] | ETAU [member]
Investment [Line Items]
Number Of Investments	1		1
Cemig [member] | Light [member]
Investment [Line Items]
Number Of Investments		1
Cemig [member] | Axxiom [member]
Investment [Line Items]
Number Of Investments			1
Cemig D [member]
Investment [Line Items]
Number Of Investments	4	6	4
Cemig D [member] | ETAU [member]
Investment [Line Items]
Number Of Investments	2	2	3
Cemig D [member] | Light [member]
Investment [Line Items]
Number Of Investments	2	4
Cemig D [member] | Axxiom [member]
Investment [Line Items]
Number Of Investments			1
Other subsidiaries [member]
Investment [Line Items]
Number Of Investments	3	6	3
Other subsidiaries [member] | ETAU [member]
Investment [Line Items]
Number Of Investments	2	2	2
Other subsidiaries [member] | Light [member]
Investment [Line Items]
Number Of Investments	1	4
Other subsidiaries [member] | Axxiom [member]
Investment [Line Items]
Number Of Investments			1
Cemig GT [member]
Investment [Line Items]
Number Of Investments		8	3
Cemig GT [member] | ETAU [member]
Investment [Line Items]
Number Of Investments		3	2
Cemig GT [member] | Light [member]
Investment [Line Items]
Number Of Investments		5
Cemig GT [member] | Axxiom [member]
Investment [Line Items]
Number Of Investments			1